Taxes on Income (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018 USD ($)
Taxes on Income (Textual)
Corporate tax rate	0.00%
Carryforwards losses and other temporary differences amount | ₪	₪ 126,700
Description of corporate income tax rate	The corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
USD [Member]
Taxes on Income (Textual)
Carryforwards losses and other temporary differences amount | $				$ 33,800
Israeli [Member]
Taxes on Income (Textual)
Corporate tax rate	23.00%	24.00%	25.00%